Note 9 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ 326
Balance	297	$ 326
Accumulated depreciation, balance	(2,523)	(2,226)
Depreciation	(204)	(297)
Disposal	542
Accumulated depreciation, balance	(2,185)	(2,523)
At cost [member]
Statement Line Items [Line Items]
Balance	2,849	2,814
Additions	175	35
Additions	175	35
Disposal	(542)
Balance	2,482	2,849
Equipment and machinery [member]
Statement Line Items [Line Items]
Balance	302
Balance	297	302
Accumulated depreciation, balance	(2,005)	(1,798)
Depreciation	(180)	(207)
Disposal	0
Accumulated depreciation, balance	(2,185)	(2,005)
Equipment and machinery [member] | At cost [member]
Statement Line Items [Line Items]
Balance	2,307	2,272
Additions	175	35
Additions	175	35
Disposal	0
Balance	2,482	2,307
Office lease [member]
Statement Line Items [Line Items]
Balance	24
Balance	0	24
Accumulated depreciation, balance	(507)	(417)
Depreciation	(24)	(90)
Disposal	531
Accumulated depreciation, balance	0	(507)
Office lease [member] | At cost [member]
Statement Line Items [Line Items]
Balance	531	531
Additions	0	0
Additions	0	0
Disposal	(531)
Balance	0	531
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Balance	0
Balance	0	0
Accumulated depreciation, balance	(11)	(11)
Depreciation	0	0
Disposal	11
Accumulated depreciation, balance	0	(11)
Other property, plant and equipment [member] | At cost [member]
Statement Line Items [Line Items]
Balance	11	11
Additions	0	0
Additions	0	0
Disposal	(11)
Balance	$ 0	$ 11